UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2007

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		July 13, 2007
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	95

Form 13F Information Table Value Total:	$288,852	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole







ADMINISTAFF INC COM
007094105
$4,604.88
137,500
Sole
None
137,500
ALLSTATE CORP COM
020002101
$201.20
3,271
Sole
None
3,271
ALLTEL CORP COM
020039103
$3,981.67
58,944
Sole
None
58,944
ALTRIA GROUP INC COM
02209s103
$543.94
7,755
Sole
None
7,755
AMERICAN CAMPUS CMNTYS COM
024835100
$3,258.87
115,195
Sole
None
115,195
AMERICAN EXPRESS CO COM
025816109
$3,262.73
53,330
Sole
None
53,330
AMERICAN INTL GROUP INC COM
026874107
$3,478.04
49,665
Sole
None
49,665
ANADARKO PETE CORP COM
032511107
$202.76
3,900
Sole
None
3,900
AQUANTIVE INC COM
03839g105
$10,958.29
171,760
Sole
None
171,760
AT&T INC COM
00206r102
$355.82
8,574
Sole
None
8,574
AVIS BUDGET GROUP COM
053774105
$3,095.91
108,896
Sole
None
108,896
BAKER HUGHES INC COM
057224107
$2,212.62
26,300
Sole
None
26,300
BANK OF AMERICA CORP COM
060505104
$746.40
15,267
Sole
None
15,267
BEAZER HOMES USA INC COM
07556Q105
$2,901.27
117,603
Sole
None
117,603
BIG LOTS INC COM
089302103
$5,901.42
200,592
Sole
None
200,592
BP PLC SPONSORED ADR
055622104
$976.92
13,542
Sole
None
13,542
BRIGHT HORIZONS FAMILY SOLUTIONS
COM
109195107
$4,509.47
115,895
Sole
None
115,895
BRINKER INTL INC COM
109641100
$4,705.80
160,772
Sole
None
160,772
BRISTOL-MYERS SQUIBB CO COM
110122108
$1,457.91
46,195
Sole
None
46,195
CAMDEN PPTY TR SH BEN INT
133131102
$1,744.23
26,045
Sole
None
26,045
CATERPILLAR INC DEL COM
149123101
$297.54
3,800
Sole
None
3,800
CENTEX CORP COM
152312104
$961.40
23,975
Sole
None
23,975
CHEVRON CORP NEW COM
166764100
$2,544.47
30,205
Sole
None
30,205
CISCO SYS INC COM
17275R102
$3,481.06
124,993
Sole
None
124,993
CITADEL BROADCASTING COM
17285t106
$71.43
11,074
Sole
None
11,074
CITIGROUP INC COM
172967101
$1,527.47
29,781
Sole
None
29,781
COHEN & STEERS INC COM
19247A100
$2,601.35
59,870
Sole
None
59,870
COMCAST CORP COM CL A
20030N101
$4,637.52
164,919
Sole
None
164,919
DATATRAK INTL INC COM
238134100
$45.80
10,000
Sole
None
10,000
DAVIS NY VENTURE FD CL A
239080104
$204.03
4,927
Sole
None
4,927
DUKE REALTY INVT INC COM NEW
264411505
$1,651.52
46,300
Sole
None
46,300
DWS INTL FD INC EMRG MKT
23337r502
$2,045.66
80,159
Sole
None
80,159
DWS INTL FD INC EUROP EQT CL A
23337r601
$1,067.03
25,968
Sole
None
25,968
E MED FUTURE INC COM
26875d108
$1.33
133,000
Sole
None
133,000
EASTMAN KODAK CO COM
277461109
$2,979.48
107,060
Sole
None
107,060
EOG RES INC COM
26875P101
$4,731.37
64,760
Sole
None
64,760
ESTEE LAUDER COS INC COM
518439104
$4,332.10
95,190
Sole
None
95,190
EXXON CORP COM
30231G102
$1,313.56
15,660
Sole
None
15,660
FIFTH THIRD FDS MICROCP VAL AD
31678r403
$83.82
11,890
Sole
None
11,890
FIRSTMERIT CORP COM
337915102
$2,112.82
100,947
Sole
None
100,947
FOREST CITY ENTERPRISES INC COM CL A
345550107
$5,783.12
94,065
Sole
None
94,065
FRANKLIN RES INC COM
354613101
$4,350.71
32,843
Sole
None
32,843
GATX CORP COM
361448103
$5,375.39
109,145
Sole
None
109,145
GENCORP INC COM
368682100
$3,582.02
274,064
Sole
None
274,064
GENERAL ELEC CO COM
369604103
$4,583.49
119,736
Sole
None
119,736
HALLIBURTON CO COM
406216101
$5,313.31
154,009
Sole
None
154,009
HEWLETT PACKARD CO COM
428236103
$5,038.62
112,923
Sole
None
112,923
HOST HOTELS & RESORTS COM
44107p104
$375.12
16,225
Sole
None
16,225
INTEL CORP COM
458140100
$5,161.55
217,421
Sole
None
217,421
INTERNATIONAL BUS MACH COM
459200101
$302.70
2,876
Sole
None
2,876
J P MORGAN CHASE & CO COM
46625H100
$1,602.00
33,065
Sole
None
33,065
JO-ANN STORES INC COM
47758P307
$4,570.12
160,750
Sole
None
160,750
KENNAMETAL INC COM
489170100
$4,199.53
51,195
Sole
None
51,195
KEYCORP NEW COM
493267108
$245.18
7,142
Sole
None
7,142
KIMBERLY CLARK CORP COM
494368103
$366.82
5,484
Sole
None
5,484
LEHMAN BROS HLDGS INC COM
524908100
$4,152.70
54,785
Sole
None
54,785
LOEWS CORP COM
540424108
$3,340.82
65,532
Sole
None
65,532
LUBRIZOL CORP COM
549271104
$4,972.61
77,035
Sole
None
77,035
MAGELLAN MIDSTREAM PRT COM UNIT RP
LP
559080106
$556.63
11,950
Sole
None
11,950
MANOR CARE INC NEW COM
564055101
$3,080.71
47,185
Sole
None
47,185
MENTOR CORP MINN COM
587188103
$4,026.10
98,970
Sole
None
98,970
MERCK & CO INC COM
589331107
$5,189.86
104,214
Sole
None
104,214
MORGAN STANLEY COM NEW
617446448
$819.84
9,774
Sole
None
9,774
MOTOROLA
620076109
$4,018.17
227,015
Sole
None
227,015
NATIONAL SEMICONDUCTOR COM
637640103
$4,010.81
141,875
Sole
None
141,875
NEWFIELD EXPL CO COM
651290108
$4,485.81
98,481
Sole
None
98,481
NORDSON CORP COM
655663102
$5,556.47
110,775
Sole
None
110,775
NORDSTROM INC COM
655664100
$3,566.64
69,770
Sole
None
69,770
NORTHROP GRUMMAN CORP COM
666807102
$3,003.29
38,568
Sole
None
38,568
OHIO SVGS FINL CORP COM
677502106
$1,088.37
87
Sole
None
87
OMNOVA SOLUTIONS INC COM
682129101
$3,606.10
596,050
Sole
None
596,050
ORACLE CORP COM
68389X105
$4,971.95
252,255
Sole
None
252,255
PETSMART INC COM
716768106
$3,018.50
93,020
Sole
None
93,020
PFIZER INC COM
717081103
$703.76
27,523
Sole
None
27,523
PROCTER & GAMBLE CO COM
742718109
$632.28
10,333
Sole
None
10,333
PROGRESSIVE CORP OHIO COM
743315103
$5,932.49
247,910
Sole
None
247,910
SCHLUMBERGER LTD COM
806857108
$4,953.70
58,320
Sole
None
58,320
SCHWAB CHARLES CORP NEW COM
808513105
$5,296.73
258,125
Sole
None
258,125
SCUDDER ADVISOR FDS INTL EQUTY INV
23336y409
$255.13
7,271
Sole
None
7,271
SIMON PPTY GROUP NEW COM
828806109
$1,964.82
21,118
Sole
None
21,118
STARWOOD HOTELS&RESORT PAIRED CTF
85590a401
$4,471.89
66,675
Sole
None
66,675
STERIS CORP COM
859152100
$3,988.77
130,352
Sole
None
130,352
TEMPUR PEDIC INTL INC COM
88023u101
$6,235.43
240,750
Sole
None
240,750
TENET HEALTHCARE CORP COM
88033G100
$2,865.86
440,225
Sole
None
440,225
TERADYNE INC COM
880770102
$3,804.31
216,400
Sole
None
216,400
TETRA TECH INC NEW COM
88162G103
$5,814.53
269,816
Sole
None
269,816
TIME WARNER INC COM
887317105
$5,109.98
242,870
Sole
None
242,870
TRANSOCEAN INC COM
G90078109
$6,346.72
59,886
Sole
None
59,886
TRAVELERS COMPANIES COM
89417e109
$4,589.71
85,789
Sole
None
85,789
UBS AG ORD
H89231338
$427.15
7,118
Sole
None
7,118
WACHOVIA CORP 2ND NEW COM
929903102
$1,060.88
20,700
Sole
None
20,700
WALT DISNEY CO COM
254687106
$4,960.77
145,307
Sole
None
145,307
WILD OATS MARKETS INC COM
96808B107
$5,565.61
332,077
Sole
None
332,077
WINDSTREAM CORP COM
97381W104
$607.83
41,181
Sole
None
41,181
WYNDHAM WORLDWIDE CORP COM
98310W108
$3,157.45
87,078
Sole
None
87,078









$288,851.75



95